OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 8      -      OTHER CURRENT LIABILITIES

A.     Consists of:

	As of December 31,
	2 0 2 1	2 0 2 0

Accrued salaries and fringe benefits	28,176	17,773
Accrued warranty costs (See B below)	8,287	4,839
Governmental institutions	12,372	5,758
Other	50	48
	48,885	28,418

B.      Accrued Warranty Costs:
The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.
Accrued warranty costs presented in:

	As of December 31,
	2 0 2 1	2 0 2 0

Other current liabilities	8,287	4,839
Other long-term liability	598	313
	8,885	5,152

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2021 and 2020:

	As of December 31,
	2 0 2 1	2 0 2 0

Balance as of beginning of year	5,152	5,132
Services provided under warranty	(8,798)	(6,752)
Changes in provision	12,531	6,772
Balance as of end of year	8,885	5,152